Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Liabilities
Deferred finance charges	$ 12.7	$ 14.0
Carrying Value
Assets
Cash and cash equivalents	24.7	19.4
Liabilities
Current portion of long-term debt	26.3	26.9
Long-term debt	687.7	701.0
Level 1 | Fair Value
Assets
Cash and cash equivalents	24.7	19.4
Level 2 | Fair Value
Liabilities
Current portion of long-term debt	26.3	26.9
Long-term debt	$ 715.4	$ 730.7